TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of Income Tax Expense

Figures in millions	US Dollars
	2021	2020	2019
South African taxation
Normal taxation	—	1	—
Prior year over provision	(1)	—	—
Deferred taxation
Other temporary differences	—	74	(18)
Change in estimated deferred tax rate	—	—	(14)
	(1)	75	(32)
Foreign taxation
Normal taxation	252	553	299
Prior year (over) under provision	(3)	8	(1)
Deferred taxation
Temporary differences	52	9	(28)
Prior year under (over) provision	4	(6)	1
Change in estimate	6	(14)	9
Change in statutory tax rate	2	—	2
	313	550	282
	312	625	250

Disclosure of Tax Rates

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2021	2020	2019

Implied tax charge at 28%	268	445	173
Increase (decrease) due to:
Expenses not tax deductible(1)	22	29	28
Share of associates and joint ventures' profit	(70)	(78)	(47)
Tax rate differentials(2) and withholding taxes(3)	54	96	39
Exchange variations and translation adjustments	6	28	11
Current year tax losses (expense) not recognised:
Obuasi	6	(6)	14
AngloGold Ashanti Holdings plc	25	31	29
North America	13	4	6
Siguiri (4)	(37)	(8)	—
SA Corporate	18	—	—
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	6	(14)	(5)
Tax effect of retained SA items	—	16	3
Tax allowances	—	(1)	(1)
Derecognition of deferred tax assets	—	78	—
Impact of statutory tax rate change	2	—	2
Adjustment in respect of prior years	—	2	—
Other	(1)	3	(2)
Income tax expense	312	625	250
(1) Includes corporate, exploration and non-tax deductible rehabilitation costs and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(3) Withholding taxes on dividends paid.
(4) Siguiri current tax expense not recognised due to tax holiday.

Disclosure of Unrecognised Tax Losses

Figures in millions	US Dollars
	2021	2020	2019
Analysis of unrecognised deferred tax assets
Available to be utilised against future profits
- utilisation required within one year	54	62	—
- utilisation required between one and two years	177	54	85
- utilisation required between two and five years	1,339	352	356
- utilisation required between five and twenty years	989	1,002	973
- utilisation in excess of twenty years	449	421	73
	3,008	1,891	1,487